Investment in an Affiliate (Details) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 05, 2016 USD ($)	Jun. 08, 2015 USD ($) $ / shares	Aug. 13, 2015 USD ($) shares	Aug. 29, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 04, 2016	Mar. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value of the investment					$ 34,000	$ 0
Gain/(loss) due to deconsolidation					0	0	$ (1,347,106)
Losses of affiliated company					0	41,454	349,872
Cash consideration from sale					$ 0	49,911	0
Private Placement
Schedule of Equity Method Investments [Line Items]
Number of shares issued | shares				36,363,636
SPII Holdings Inc. | Private Placement
Schedule of Equity Method Investments [Line Items]
Number of shares issued | shares				12,000,000
Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig				49.00%
Carrying value of the investment				$ 34,000
Heidmar Holdings LLC | Private Placement
Schedule of Equity Method Investments [Line Items]
Ownership percentage				49.00%
Shipping Pool Investors Inc. | Private Placement
Schedule of Equity Method Investments [Line Items]
Ownership percentage				100.00%
Significant assumptions | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Discount factor					7.50%
Long-term growth rate					2.50%
Number of vessels					80
Weighted average cost of capital					11.90%
Commission rates					2.50%
Change in fair value measurements | Weighting of market versus income approach | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate					10.00%
Increase in fair value					$ 428
Change in fair value measurements | Discount factor | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Discount factor					5.00%
Increase in fair value					$ 1,858
Change in fair value measurements | Charter rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Charter rates					10.00%
Increase in fair value					$ 6,199
Decrease in fair value					$ 6,257
Change in fair value measurements | Long term growth factor | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Long-term growth rate					1.00%
Increase in fair value					$ 1,787
Decrease in fair value					$ 1,443
Change in fair value measurements | Commission rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Commission rates					0.50%
Increase in fair value					$ 10,880
Decrease in fair value					$ 11,418
Change in fair value measurements | Number of vessels | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Number of vessels under management					4.00%
Increase in fair value					$ 7,790
Decrease in fair value					$ 6,805
Change in fair value measurements | Weighted average cost of capital | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighted average cost of capital					1.00%
Increase in fair value					$ 2,014
Decrease in fair value					$ 2,493
Market approach valuation technique | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate					20.00%
Control premium					10.00%
Income approach valuation technique | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate					80.00%
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig	0.00%	47.20%						40.40%
Carrying value of the investment							401,878		$ 208,176
Market value of the investment		$ 514,047					91,410		$ 45,985
Share Price | $ / shares		$ 6.96
Gain/(loss) due to deconsolidation		$ (1,347,106)
Losses of affiliated company						41,454	349,872
Loss recognized due to impairment						$ 162,191	$ 310,468
Cash consideration from sale	$ 49,911
Gain on sale	792
Ocean Rig | Other comprehensive income
Schedule of Equity Method Investments [Line Items]
Gain on sale	$ 343
Ocean Rig | $120,000 Note | Loan from Affilliate
Schedule of Equity Method Investments [Line Items]
Debt facility amount exchanged			$ 80,000
Number Of Shares Exchanged To Repay Debt | shares			17,777,778